Right-of-use Assets, Net (Tables)	12 Months Ended
Dec. 31, 2020
Right-of-use Assets, Net
Schedule of right of use assets, net

			Satellite		Technical
	Buildings		Transponders		Equipment		Others		Total
Cost:
January 1, 2019	Ps.	4,758,787	Ps.	4,275,619	Ps.	1,896,682	Ps.	38,525	Ps.	10,969,613
Additions or inflationary adjustments		480,222		—		82,568		25,263		588,053
Retirements		(153,888)		—		(290,421)		(5,767)		(450,076)
Effect of translation		121		—		—		—		121
December 31, 2019		5,085,242		4,275,619		1,688,829		58,021		11,107,711
Additions		655,135		—		195,153		66,791		917,079
Reclassifications		(107,075)		—		—		107,075		—
Retirements		(169,899)		—		—		(749)		(170,648)
Effect of translation		1,181		—		—		—		1,181
December 31, 2020	Ps.	5,464,584	Ps.	4,275,619	Ps.	1,883,982	Ps.	231,138	Ps.	11,855,323

Depreciation:
January 1, 2019	Ps.	—	Ps.	(1,781,508)	Ps.	(987,924)	Ps.	—	Ps.	(2,769,432)
Depreciation of the year		(618,374)		(285,041)		(134,775)		(32,160)		(1,070,350)
Retirements		9,714		—		275,262		—		284,976
Effect of translation		147		—		—		—		147
December 31, 2019		(608,513)		(2,066,549)		(847,437)		(32,160)		(3,554,659)
Depreciation of the year		(607,791)		(285,041)		(140,985)		(62,957)		(1,096,774)
Reclassifications		35,312		—		—		(35,312)		—
Retirements		4,211		—		156		3,806		8,173
Effect of translation		102		—		—		—		102
December 31, 2020	Ps.	(1,176,679)	Ps.	(2,351,590)	Ps.	(988,266)	Ps.	(126,623)	Ps.	(4,643,158)

Carrying value:
At January 1, 2019	Ps.	4,758,787	Ps.	2,494,111	Ps.	908,758	Ps.	38,525	Ps.	8,200,181
At December 31, 2019	Ps.	4,476,729	Ps.	2,209,070	Ps.	841,392	Ps.	25,861	Ps.	7,553,052
At December 31, 2020	Ps.	4,287,905	Ps.	1,924,029	Ps.	895,716	Ps.	104,515	Ps.	7,212,165